Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	vit_SupplementTextBlock

VOYA INVESTORS TRUST

VY® T. Rowe Price Capital Appreciation Portfolio

(“Portfolio”)

Supplement dated September 23, 2016

to the Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectus

and the Class R6 Prospectus, each dated May 1, 2016

(“Prospectus” collectively “Prospectuses”)

On September 15, 2016, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s principal investment strategies. Effective on September 23, 2016, the Portfolio’s Prospectuses are revised as follows:

The following sentence is added to the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses:

The Portfolio may invest up to 15% of its total net assets in Rule 144A securities.

VY(R) T. Rowe Price Capital Appreciation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vit_SupplementTextBlock

VOYA INVESTORS TRUST

VY® T. Rowe Price Capital Appreciation Portfolio

(“Portfolio”)

Supplement dated September 23, 2016

to the Portfolio’s Adviser Class, Institutional Class, Service Class and Service 2 Class Prospectus

and the Class R6 Prospectus, each dated May 1, 2016

(“Prospectus” collectively “Prospectuses”)

On September 15, 2016, the Portfolio’s Board of Trustees (“Board”) approved a change with respect to the Portfolio’s principal investment strategies. Effective on September 23, 2016, the Portfolio’s Prospectuses are revised as follows:

The following sentence is added to the section entitled “Principal Investment Strategies” of the Portfolio’s Prospectuses:

The Portfolio may invest up to 15% of its total net assets in Rule 144A securities.